Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Oct. 26, 2017
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Oct. 26, 2017
Document Effective Date	Oct. 26, 2017
Prospectus Date	Nov. 01, 2017
Gotham Index Plus Fund | Class N Shares
Prospectus [Line Items]
Trading Symbol	GNNDX
Gotham Total Return Fund | Class N Shares
Prospectus [Line Items]
Trading Symbol	GTRNX